Concentration of Credit Risk	3 Months Ended
Mar. 31, 2023
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

Note 18. Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and trade receivables. Trade receivables of the Company and its subsidiaries are mainly derived from sales to customers located primarily in the U.S., Europe and Israel. The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company have determined to be doubtful of collection.

The following table provides the percentage of total revenues attributable to a single customer from which 10% or more of total revenues are derived:

	Three Months Ended		Three Months Ended
Segment	March 31, 2023	% of Total Revenue	March 31, 2022	% of Total Revenue
Customer A	$2,068	24%	$2,505	35%
Customer B	$1,052	12%	$—	—%
Customer C	$872	10%	$760	10.0%